Goodwill and Intangible Assets, Net - Schedule of annual expected amortization expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense associated with intangible assets	$ 3,400	$ 100	$ 10,300	$ 200	$ 3,000	$ 100	$ 100
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019					13,394
2020	11,837		11,837		11,700
2021	6,466		6,466		6,537
2022	6,466		6,466		6,537
2023	$ 5,841		$ 5,841		$ 5,912